 Exhibit 1

COMM 2018-HOME Mortgage Trust

Commercial Mortgage Pass-Through Certificates, Series 2018-HOME

Report To:

Deutsche Mortgage & Asset Receiving Corporation

German American Capital Corporation

Deutsche Bank Securities Inc.

17 May 2018

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Deutsche Mortgage & Asset Receiving Corporation German American Capital Corporation Deutsche Bank Securities Inc. 60 Wall Street, 10th Floor New York, New York 10005

Re:	COMM 2018-HOME Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2018-HOME (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Deutsche Mortgage & Asset Receiving Corporation (the “Depositor”) in evaluating the accuracy of certain information with respect to the Mortgage Loans (as defined in Attachment A) that will secure the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Electronic copies of the loan files for the Mortgage Loans which contain various source documents (the “Source Documents”) relating to the Whole Loans, Mezzanine Loans and Mortgaged Properties (all as defined in Attachment A),
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 1 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 2 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary offering circular for the COMM 2018-HOME Mortgage Trust securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originators of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

17 May 2018

Attachment A Page 1 of 9

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates will represent ownership interests in COMM 2018-HOME Mortgage Trust (the “Issuing Entity”) that will be established by the Depositor,
b.	The Issuing Entity’s assets will primarily consist of a pool of three fixed rate commercial mortgage loans (the “Mortgage Loans”) secured by first liens on fee simple or leasehold interests in one or more commercial and/or multifamily real properties (the “Mortgaged Properties”),
c.	Two of the Mortgage Loans are part of a split loan structure consisting of:
i.	The related Mortgage Loan,
ii.	One or more loans that are pari passu in right of payment to the related Mortgage Loan (each, a “Pari Passu Companion Loan,” together with the related Mortgage Loan, a “Senior Loan”) that will not be assets of the Issuing Entity and
iii.	One or more loans that are subordinate in right of payment to the related Senior Loan (each, a “Subordinate Companion Loan,” together with the related Pari Passu Companion Loans, the “Companion Loans”) that will not be assets of the Issuing Entity and
d.	Two of the Mortgage Loans have a related fixed rate mezzanine loan (each, a “Mezzanine Loan”) that will not be assets of the Issuing Entity.

For the purpose of the procedures described in this report:

a.	The Subordinate Companion Loan related to the Mortgage Loan identified on the Data Files as “TriBeCa House” (the “Tribeca House Mortgage Loan”) is hereinafter referred to as the “TriBeCa House B-Note” (together with the Tribeca House Mortgage Loan, the “TriBeCa House Whole Loan”),
b.	The Subordinate Companion Loans related to the Mortgage Loan identified on the Data Files as “The Gateway” (“The Gateway Mortgage Loan”) are hereinafter referred to as “The Gateway B-Note” (together with the Tribeca House B-Note, the “B-Notes”) and “The Gateway C-Note” (together with The Gateway Mortgage Loan and The Gateway B-Note, “The Gateway Whole Loan”),
c.	The TriBeCa House Whole Loan and The Gateway Whole Loan, together with the Mortgage Loan identified on the Data Files as “Aalto57” (the “Aalto57 Mortgage Loan”), are hereinafter referred to as the “Whole Loans” and
d.	Each Whole Loan, together with any related Mezzanine Loan, is hereinafter referred to as the “Total Debt associated with each Whole Loan” (or with respect to each Mortgaged Property, is hereinafter referred to as the “Total Debt associated with each Mortgaged Property”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loans, Companion Loans, Whole Loans, Mortgaged Properties, Mezzanine Loans, Total Debt associated with each Whole Loan and Total Debt associated with each Mortgaged Property as of 6 June 2018 (the “Cut-off Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Attachment A Page 2 of 9

1. (continued)

For each Mortgage Loan on the Preliminary Data File, we compared each Compared Characteristic listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Document(s) indicated on Exhibit 1 to Attachment A that were provided by the Depositor, subject to the instructions, assumptions and methodologies stated in the notes to Exhibit 1 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 1 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 1 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, the Depositor provided us with:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loans, Companion Loans, Whole Loans, Mortgaged Properties, Mezzanine Loans, Total Debt associated with each Whole Loan and Total Debt associated with each Mortgaged Property as of the Cut-off Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 1 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date” of each Whole Loan and Mezzanine Loan, as shown on the Final Data File, we recalculated the “Seasoning as of Cut-off Date (Months)” of each Whole Loan and Mezzanine Loan as of the Cut-off Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:

a.	First Payment Date and

b.	Maturity Date

of each Whole Loan and Mezzanine Loan, both as shown on the Final Data File, we recalculated the “Original Balloon Term (Months)” of each Whole Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 9

6.	The applicable Source Documents indicate that each Whole Loan and Mezzanine Loan are interest only for their entire term. Based on this information, the Depositor instructed us to:
a.	Use the “Original Balloon Term (Months)” of each Whole Loan and Mezzanine Loan, as shown on the Final Data File, for the original interest-only period of each Whole Loan and Mezzanine Loan (the “Original Interest Only Period (Months)”),
b.	Use “0” for the original amortization term of each Whole Loan and Mezzanine Loan (the “Original Amort. Term (Months)”),
c.	Use “0” for the remaining amortization term of each Whole Loan and Mezzanine Loan (the “Remaining Term to Amortization (Months)”),
d.	Use the “Whole Loan Original Balance” of each Whole Loan, as shown on the Final Data File, as:
i.	The principal balance of each Whole Loan as of the Cut-off Date (the “Whole Loan Cut-off Date Balance”) and
ii.	The principal balance of each Whole Loan as of the “Maturity Date” of each Whole Loan (the “Whole Loan Maturity Balance”),
e.	Use the “Original First Mortgage Balance” of each Senior Loan and Mortgaged Property, as shown on the Final Data File, as:
i.	The principal balance of each Senior Loan and Mortgaged Property as of the Cut-off Date (the “Cut-off First Mortgage Balance”) and
ii.	The principal balance of each Senior Loan and Mortgaged Property as of the “Maturity Date” of each Senior Loan (the “First Mortgage Maturity Balance”),
f.	Use the “Original Trust Loan Amount” of each Mortgage Loan and Mortgaged Property, as shown on the Final Data File, as the principal balance of each Mortgage Loan and Mortgaged Property as of the Cut-off Date (the “Cut-off Trust Loan Amount”),
g.	Use the “Original Companion Loan Amount” of each Pari Passu Companion Loan and Mortgaged Property, as shown on the Final Data File, as the principal balance of each Pari Passu Companion Loan and Mortgaged Property as of the Cut-off Date (the “Cut-off Companion Loan Amount”),
h.	Use the “Total B-Note Original Balance” of each B-Note, as shown on the Final Data File, as:
i.	The principal balance of each B-Note as of the Cut-off Date (the “Total B-Note Cut-off Date Balance”) and
ii.	The principal balance of each B-Note as of the “Maturity Date” of each B-Note (the “Total B-Note Maturity Balance”),
i.	Use the “Total C-Note Original Balance” of The Gateway C-Note, as shown on the Final Data File, as:
i.	The principal balance of The Gateway C-Note as of the Cut-off Date (the “Total C-Note Cut-off Date Balance”) and
ii.	The principal balance of The Gateway C-Note as of the “Maturity Date” of The Gateway C-Note (the “Total C-Note Maturity Balance”),

Attachment A Page 4 of 9

6. (continued)

j.	Use the “Mezzanine Debt Original Balance” of each Mezzanine Loan, as shown on the Final Data File, as:
i.	The principal balance of each Mezzanine Loan as of the Cut-off Date (the “Mezzanine Debt Cut-off Date Balance”) and
ii.	The principal balance of each Mezzanine Loan as of the “Maturity Date” of each Mezzanine Loan (the “Mezzanine Debt Maturity Balance”)

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the:
a.	Whole Loan Original Balance,
b.	Whole Loan Cut-off Date Balance,
c.	Whole Loan Maturity Balance,
d.	Mezzanine Debt Original Balance,
e.	Mezzanine Debt Cut-off Date Balance and
f.	Mezzanine Debt Maturity Balance

of each Whole Loan and Mezzanine Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Total Debt Original Balance,
ii.	Total Debt Cut-off Date Balance and
iii.	Total Debt Maturity Balance

of the Total Debt associated with each Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:

a.       Original Balloon Term (Months),

b.       Original Interest Only Period (Months) and

c.       Seasoning as of Cut-off Date (Months)

of each Whole Loan and Mezzanine Loan, all as shown on the Final Data File, we recalculated the:

i.	Remaining Term to Maturity (Months) and
ii.	Rem IO Period

of each Whole Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 9

9.	Using the:

a.	Cut-off First Mortgage Balance,

b.	Interest Rate and

c.	Interest Calculation (30/360 / Actual/360)

of each Senior Loan, all as shown on the Final Data File, and the calculation methodology provided by the Depositor which is described in the succeeding paragraph of this Item 9., we recalculated the “Average Monthly Debt Service Payment” of each Senior Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Average Monthly Debt Service Payment” of each Senior Loan as 1/12th of the product of:

a.	The “Cut-off First Mortgage Balance,” as shown on the Final Data File,

b.	The “Interest Rate,” as shown on the Final Data File, and

c.	365/360.

10.	Using the:
a.	Total B-Note Cut-off Date Balance,
b.	B-Note Interest Rate and
c.	Interest Calculation (30/360 / Actual/360)

of each B-Note, all as shown on the Final Data File, and the calculation methodology provided by the Depositor which is described in the succeeding paragraph of this Item 10., we recalculated the “B-Note Annual Debt Service” of each B-Note. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “B-Note Annual Debt Service” of each B-Note as the product of:

a.	The “Total B-Note Cut-off Date Balance,” as shown on the Final Data File,
b.	The “B-Note Interest Rate,” as shown on the Final Data File, and
c.	365/360.

11.	Using the:
a.	Total C-Note Cut-off Date Balance,
b.	C-Note Interest Rate and
c.	Interest Calculation (30/360 / Actual/360)

of The Gateway C-Note, all as shown on the Final Data File, and the calculation methodology provided by the Depositor which is described in the succeeding paragraph of this Item 11., we recalculated the “C-Note Annual Debt Service” of The Gateway C-Note. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “C-Note Annual Debt Service” of The Gateway C-Note as the product of:

a.	The “Total C-Note Cut-off Date Balance,” as shown on the Final Data File,
b.	The “C-Note Interest Rate,” as shown on the Final Data File, and
c.	365/360.

Attachment A Page 6 of 9

12.	Using the:
a.	Mezzanine Debt Cut-off Date Balance,
b.	Mezzanine Debt Interest Rate and
c.	Interest Calculation (30/360 / Actual/360)

of each Mezzanine Loan, all as shown on the Final Data File, and the calculation methodology provided by the Depositor which is described in the succeeding paragraph of this Item 12., we recalculated the “Mezzanine Debt Annual Debt Service” of each Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Debt Annual Debt Service” of each Mezzanine Loan as the product of:

a.	The “Mezzanine Debt Cut-off Date Balance,” as shown on the Final Data File,
b.	The “Mezzanine Debt Interest Rate,” as shown on the Final Data File, and
c.	365/360.

13.	Using the:
a.	Cut-off First Mortgage Balance,
b.	Interest Rate,
c.	Total B-Note Cut-off Date Balance,
d.	B-Note Interest Rate,
e.	Total C-Note Cut-off Date Balance,
f.	C-Note Interest Rate and
g.	Interest Calculation (30/360 / Actual/360)

of each Senior Loan, B-Note and The Gateway C-Note, as applicable, all as shown on the Final Data File, and the calculation methodology provided by the Depositor which is described in the succeeding paragraph of this Item 13., we recalculated the “Whole Loan Annual Debt Service” of each Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Whole Loan Annual Debt Service” of each Whole Loan as the sum of:

a.	The product of:
i.	The “Cut-off First Mortgage Balance,” as shown on the Final Data File,
ii.	The “Interest Rate,” as shown on the Final Data File, and
iii.	365/360,
b.	The product of:
i.	The “Total B-Note Cut-off Date Balance,” as shown on the Final Data File,
ii.	The “B-Note Interest Rate,” as shown on the Final Data File, and
iii.	365/360 and
c.	The product of:
i.	The “Total C-Note Cut-off Date Balance,” as shown on the Final Data File,
ii.	The “C-Note Interest Rate,” as shown on the Final Data File, and
iii.	365/360,

as applicable.

Attachment A Page 7 of 9

14.	Using the:
a.	Whole Loan Annual Debt Service and
b.	Mezzanine Debt Annual Debt Service and

of each Whole Loan and Mezzanine Loan, as applicable, both as shown on the Final Data File, we recalculated the “Total Debt Annual Debt Service” of each Total Debt associated with each Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

15.	Using the:
a.	Average Monthly Debt Service Payment,
b.	Cut-off First Mortgage Balance,
c.	First Mortgage Maturity Balance,
d.	Appraisal Value,
e.	UW NOI,
f.	UW NCF and
g.	Units/Rentable Square Ft.

of each Senior Loan and Mortgaged Property, as applicable, all as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	UW NOI DSCR (Current),
ii.	UW NCF DSCR (Current),
iii.	LTV at Cut-off,
iv.	LTV at Maturity,
v.	U/W NOI Debt Yield,
vi.	U/W NCF Debt Yield and
vii.	Cut-off Balance per Unit

of each Senior Loan and, with respect to item vii. above, each Mortgaged Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to round the “UW NOI DSCR (Current)” and “UW NCF DSCR (Current)” to two decimal places and to round the “LTV at Cut-off,” “LTV at Maturity,” “U/W NOI Debt Yield” and “U/W NCF Debt Yield” to the nearest 1/10th of one percent.

Additionally, the Depositor instructed us to use the:

a.	UW NOI DSCR (Current) and
b.	UW NCF DSCR (Current)

of each Senior Loan, both as shown on the Final Data File, for the:

i.	UW NOI DSCR (After IO Period) and
ii.	UW NCF DSCR (After IO Period)

of each Senior Loan, respectively. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 8 of 9

16.	Using the:
a.	Whole Loan Annual Debt Service,
b.	Whole Loan Cut-off Date Balance,
c.	Appraised Value,
d.	UW NOI,
e.	UW NCF and
f.	Units/Rentable Square Ft.

of each Whole Loan and Mortgaged Property, as applicable, all as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Whole Loan NCF DSCR,
ii.	Whole Loan Cut-off Date LTV,

iii.	Whole Loan NOI Debt Yield and
iv.	Whole Loan Cut-off Balance per Unit

of each Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to round the “Whole Loan NCF DSCR” to two decimal places and to round the “Whole Loan Cut-off Date LTV” and “Whole Loan NOI Debt Yield” to the nearest 1/10th of one percent.

17.	Using the:
a.	Total Debt Annual Debt Service,
b.	Total Debt Cut-off Date Balance,
c.	Appraised Value,
d.	UW NOI,
e.	UW NCF and
f.	Units/Rentable Square Ft.

of each Mortgaged Property and Total Debt associated with each Whole Loan, as applicable, all as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Total Debt NCF DSCR,
ii.	Total Debt Cut-off Date LTV,

iii.	Total Debt NOI Debt Yield and
iv.	Total Debt Cut-off Balance per Unit

of each Total Debt associated with each Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to round the “Total Debt NCF DSCR” to two decimal places and to round the “Total Debt Cut-off Date LTV” and “Total Debt NOI Debt Yield” to the nearest 1/10th of one percent.

Attachment A Page 9 of 9

18.	Using the “Cut-off Trust Loan Amount” of each Mortgage Loan and Mortgaged Property, we recalculated the “% of Total Cut-off Date Pool Balance” of each Mortgage Loan and Mortgaged Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

19.	Using the:

a.	Total Servicing Fee,

b.	Cert Admin Fee Rate,

c.	CREFC Fee Rate,

d.	Operating Advisor Fee and

e.	Sub Servicer Fee Rate

of each Mortgage Loan, all as shown on the Final Data File, we recalculated the “Admin Fee Rate” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Compared Characteristics and Source Documents

Mortgaged Property Information:

Characteristic	Source Document(s)

Address (see Note 1)	Appraisal Report or Loan Agreement
City (see Note 1)	Appraisal Report or Loan Agreement
State (see Note 1)	Appraisal Report or Loan Agreement
County	USPS Internet Site (www.usps.gov)
Zip Code	USPS Internet Site (www.usps.gov)
Property Type (see Note 2)	Appraisal Report or Underwritten Rent Roll
Property Sub-Type (see Note 2)	Appraisal Report or Underwritten Rent Roll
Year Built	Appraisal Report or Engineering Report
Year Renovated (see Note 3)	Appraisal Report
Units/Rentable Square Ft.	Underwritten Rent Roll
Primary Unit of Measure	Underwritten Rent Roll
Most Recent Physical Occupancy	Underwritten Rent Roll
Most Recent Rent Roll/Census Date	Underwritten Rent Roll
Property Manager	Property Management Agreement
Ground Lease Expiration Date	Ground Lease
Ground Lease Extension Options	Ground Lease

Third Party Information:

Characteristic	Source Document

Appraisal Value	Appraisal Report
Date of Valuation	Appraisal Report
Appraisal Value As Is/ Stabilized	Appraisal Report
FIRREA Eligible (Yes/No)	Appraisal Report
Date of Engineering Report	Engineering Report
Date of Seismic Report (see Note 4)	Seismic Report
PML % (see Note 4)	Seismic Report
Date of Phase I Report	Phase I Environmental Report
Earthquake Insurance (Y/N)	Insurance Review Document
Terrorism Insurance (Y/N)	Insurance Review Document
Windstorm Insurance (Y/N)	Insurance Review Document

Exhibit 1 to Attachment A

Underwriting Information: (see Note 5)

Characteristic	Source Document

Most Recent Operating Statement Date	Underwriter’s Summary Report
Most Recent EGI	Underwriter’s Summary Report
Most Recent Expenses	Underwriter’s Summary Report
Most Recent NOI	Underwriter’s Summary Report
Most Recent Capital Items	Underwriter’s Summary Report
Most Recent NCF	Underwriter’s Summary Report
UW EGI	Underwriter’s Summary Report
UW Expenses	Underwriter’s Summary Report
UW NOI	Underwriter’s Summary Report
UW Replacement Reserves	Underwriter’s Summary Report
UW TI/LC	Underwriter’s Summary Report
UW NCF	Underwriter’s Summary Report
UW Vacancy	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document(s)

Replacement Reserve taken at Closing	Closing Statement or Loan Agreement
Monthly Replacement Reserve	Closing Statement or Loan Agreement
TI/LC taken at Closing	Closing Statement or Loan Agreement
Monthly TI/LC	Closing Statement or Loan Agreement
Tax at Closing	Closing Statement or Loan Agreement
Monthly Tax Constant / Escrow	Closing Statement or Loan Agreement
Insurance at Closing	Closing Statement or Loan Agreement
Monthly Insurance Constant / Escrow	Closing Statement or Loan Agreement
Engineering Reserve taken at Closing	Closing Statement or Loan Agreement
Other Reserve	Closing Statement or Loan Agreement
Description Other Reserve	Closing Statement or Loan Agreement
Earnout/Holdback	Loan Agreement
RE Tax	Loan Agreement
Insurance	Loan Agreement
Replacement Reserve	Loan Agreement
TI/LC	Loan Agreement
Immediate Repairs	Loan Agreement
Other Escrows	Loan Agreement

Exhibit 1 to Attachment A

Whole Loan and Mezzanine Loan Information: (see Note 6)

Characteristic	Source Document(s)

Mortgage Loan Originator	Loan Agreement
Whole Loan Original Balance	Loan Agreement
Note Date	Loan Agreement or Promissory Notes
First Payment Date (see Note 7)	Loan Agreement or Mezzanine Loan Agreement
Interest Calculation (30/360 / Actual/360) (see Note 7)	Loan Agreement or Mezzanine Loan Agreement
Grace Period (Default) (see Note 7)	Loan Agreement or Mezzanine Loan Agreement
Grace Period (Late Fee) (see Note 7)	Loan Agreement or Mezzanine Loan Agreement
Payment Day (see Note 7)	Loan Agreement or Mezzanine Loan Agreement
Maturity Date (see Note 7)	Loan Agreement or Mezzanine Loan Agreement
ARD (Yes/No) (see Note 7)	Loan Agreement or Mezzanine Loan Agreement
LockBox Type (see Note 8)	Loan Agreement or Cash Management Agreement
Cash Management (see Note 9)	Loan Agreement or Cash Management Agreement
Excess Cash Trap Trigger	Loan Agreement or Cash Management Agreement
Prepayment Provision (see Note 10)	Loan Agreement
Lockout Expiration Date (see Note 11)	Loan Agreement
Amortization Type (see Note 7)	Loan Agreement or Mezzanine Loan Agreement
Interest Rate	Loan Agreement or Loan Modification Agreement
Lien Position	Pro Forma Title Policy
Ownership Interest	Pro Forma Title Policy
Total B-Note Original Balance	Promissory Notes
B-Note Interest Rate	Loan Agreement or Loan Modification Agreement
Total C-Note Original Balance	Loan Agreement or Promissory Notes
C-Note Interest Rate	Loan Agreement
Mezzanine Debt Original Balance	Mezzanine Loan Agreement or Mezzanine Loan Modification Agreement
Mezzanine Debt Interest Rate	Mezzanine Loan Agreement or Mezzanine Loan Modification Agreement
Future Additional Debt Permitted (Yes/No)	Loan Agreement
Partial Prepay Allowed (Yes/No)	Loan Agreement
Partial Prepayment Description	Loan Agreement
Borrower	Loan Agreement
Sponsor	Guaranty Agreement
SPE	Loan Agreement
Guarantor	Guaranty Agreement
TIC	Loan Agreement
Loan Purpose	Settlement Statement
Assumption Fee	Loan Agreement

Exhibit 1 to Attachment A

Notes:

1.	For the purpose of comparing the:
a.	Address,
b.	City and
c.	State

characteristics, the Depositor instructed us to ignore differences that are caused by standard postal abbreviations.

2.	For the purpose of comparing the “Property Type” and “Property Sub-Type” characteristics, the Depositor instructed us to use the property type that accounts for the majority of the Mortgaged Property’s base rent, as shown in the applicable Source Document.
3.	For the purpose of comparing the “Year Renovated” characteristic for each Mortgaged Property that secures the TriBeCa House Mortgage Loan, the Depositor instructed us to use “2001, 2015-2017.”
4.	The Depositor instructed us to perform procedures on the:
a.	Date of Seismic Report and
b.	PML (%)

characteristics only for Mortgaged Properties where we received a seismic report Source Document.

5.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of $1 or less.
6.	For each “Whole Loan and Mezzanine Loan Information” characteristic, except for the:
a.	Whole Loan Original Balance,
b.	Interest Rate,
c.	Total B-Note Original Balance,
d.	B-Note Interest Rate,
e.	Total C-Note Original Balance,
f.	C-Note Interest Rate,
g.	Mezzanine Debt Original Balance and
h.	Mezzanine Debt Interest Rate

characteristics, the Depositor instructed us to:

i.	Compare the information for each of these characteristics, as shown on the Preliminary Data File, to the corresponding information in the applicable Source Document(s) for each Whole Loan, and
ii.	Use the information for each characteristic described in i. above for each Whole Loan, Mortgage Loan and Companion Loan, as applicable.

Exhibit 1 to Attachment A

Notes: (continued)

7.	For the purpose of comparing the:
a.	First Payment Date,
b.	Interest Calculation (30/360 / Actual/360),
c.	Grace Period (Default),
d.	Grace Period (Late Fee),
e.	Payment Day,
f.	Maturity Date,
g.	ARD (Yes/No) and
h.	Amortization Type

characteristics, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for each Whole Loan and Mezzanine Loan that is shown in the applicable Source Document(s) for each the characteristics listed in a. through h. above.

8.	For the purpose of comparing the “LockBox Type” characteristic, the Depositor instructed us to use the following definitions:
a.	Hard - if the applicable Source Document requires all tenants to remit all payments due under their respective leases directly to a lockbox account controlled by the lender.
b.	Soft – if the applicable Source Document requires credit card receivables, cash, checks or “over the counter” receipts are deposited into the lockbox account by the borrower or property manager.
c.	Springing Hard – a lockbox is not currently in place, but the applicable Source Document requires the imposition of a hard lockbox upon the occurrence of an event of default or one or more specified trigger events under the applicable Source Document.
d.	Springing Soft - a lockbox is not currently in place, but the applicable Source Document requires the imposition of a soft lockbox upon the occurrence of an event of default or one or more specified trigger events under the applicable Source Document.

9.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” for the “Cash Management” characteristic if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document, revenue in the lockbox account is transferred to an account controlled by the borrower and
b.	Upon the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document, revenue in the lockbox account is transferred to a cash management account controlled by the lender, and the funds are used to pay monthly debt service and reserve payments, as described in the applicable Source Document.

10.	For the purpose of comparing the “Prepayment Provision” characteristic, the Depositor instructed us to assume that the entire “Loan” (as defined in the applicable Source Document) has been securitized.

Exhibit 1 to Attachment A

Notes: (continued)

11.	For the purpose of comparing the “Lockout Expiration Date” characteristic, the Depositor instructed us to use the day prior to the first “Payment Day” in the defeasance period for any Whole Loan that allows for defeasance and the day prior to the first “Payment Day” in the yield maintenance period for any Whole Loan that can be prepaid with yield maintenance, all as shown in the applicable Source Document. For any Whole Loan that allows for both defeasance and prepayment with yield maintenance following a lockout period, the Depositor instructed us to use the earlier of the dates described in the preceding sentence for the purpose of comparing the “Lockout Expiration Date” characteristic.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 2 to Attachment A

Provided Characteristics

Characteristic

Loan Number
Mortgage Loan Seller
Property Flag
Properties per Loan
Property Name
Original First Mortgage Balance
Original Trust Loan Amount
Original Companion Loan Amount
Existing Additional Debt (Yes/No)
Existing Additional Debt Descriptions
Existing Additional Debt Amount
Future Additional Debt Type
Future Additional Debt Description
Related Principal
Major Tenant Name # 1
Major Tenant Sq. Ft. # 1
Major Tenant Lease Expiration Date # 1
Major % of Sq. Ft. #1
Major Tenant Name # 2
Major Tenant Sq. Ft. # 2
Major Tenant Lease Expiration Date # 2
Major % of Sq. Ft. #2
Major Tenant Name # 3
Major Tenant Sq. Ft. # 3
Major Tenant Lease Expiration Date # 3
Major % of Sq. Ft. #3
Environmental Insurance (Y/N)
Date of Phase II Report (if applicable)
Single Tenant (Yes/No)
Letter of Credit
Earnout/Holdback Description
Total Servicing Fee
Cert Admin Fee Rate
CREFC Fee Rate
Operating Advisor Fee
Sub Serviced (Y/N)
Sub Servicer Name
Sub Servicer Fee Rate
Directs Investment (Borrower or Lender)

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.